Summary of Significant Accounting Policies - Summary of Contract and Refund Liabilities Arising from Contract with Customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)
Contract with Customer, Refund Liability [Abstract]
Deferred revenue and customer advances	¥ 42,385	$ 6,145	¥ 243,878	¥ 243,878	¥ 596,307
Refund liabilities	¥ 389			¥ 5,559